Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000252212 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000252212 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
C000252212 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000252212 [Member] | Service [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
C000252212 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%	[1]
C000252212 [Member] | Media Telecom Cable Wireless Video [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
C000252212 [Member] | Food Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000252212 [Member] | Manufacturing [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000252212 [Member] | All other Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[1]
C000252212 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000252212 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000252211 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000252211 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[2]
C000252211 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	90.00%	[2]
C000252213 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000252213 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000252213 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000252213 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000252213 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%
C000252213 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000252213 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000252214 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000252214 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000252214 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.00%	[3]
C000252215 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000252215 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[4]
C000252215 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[4]
C000252215 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[4]
C000252215 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[4]
C000252215 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[4]
C000252215 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000252215 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[4]
C000252215 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[4]
C000252215 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[4]
C000252216 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
C000252216 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[5]
C000252216 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%	[5]
C000252216 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000252216 [Member] | Metals Mining And Steel [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[5]
C000252216 [Member] | Industrial Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000252216 [Member] | Refining [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000252216 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000252216 [Member] | Gaming [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[5]
C000252216 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[5]
C000252216 [Member] | Financial And Lease [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[5]
C000252216 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[5]
C000252216 [Member] | Exploration And Production [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[5]
C000252216 [Member] | Wireless [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[5]
C000252210 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[6]
C000252210 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[6]

[1]	Percentage of total investments as of June 30, 2025.
[2]	Percentage of total investments as of June 30, 2025.
[3]	Percentage of total investments as of June 30, 2025.
[4]	Percentage of total investments as of June 30, 2025.
[5]	Percentage of total investments as of June 30, 2025.
[6]	Percentage of total investments as of June 30, 2025.